Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Minimum contractual future revenues
2026 (excluding the six months ended June 30, 2026)	$ 176,444
2027	296,981
2028	193,837
2029	116,587
2030	59,856
2031 and thereafter	37,485
Total	$ 881,190